Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Receivables from third party payment service providers		$ 14,012	$ 367
Inventories	[1]	12,606	2,587
Advances to suppliers		5,329	5,060
Deductible input VAT		5,320	748
Interest receivable from bank deposits with original maturities of three months or less		1,198	1,961
Employee advances		557	457
Prepaid content and licenses		288	38
Housing loans to employees		37	1,293
Business collaboration deposits		0	1,775
Others		775	805
Total		40,122	$ 15,091
Provision of inventory impairment		$ 2,547

[1]	The inventory balance as of December 31, 2018 was offset by provision of impairment for US$2,547.